General (Tables)	12 Months Ended
Dec. 31, 2022
Nature Of Operations Disclosure [Abstract]
Schedule of net assets acquired based on their estimated fair value
Cash and cash equivalents	2,427
Asset held for sale	1,000
Prepaid and other assets	236
Accrued liabilities	(1,187)
Net acquired assets	2,476